Other assets - Amortization and Income Tax Credits and Other Income Tax Benefits Related to Tax Credit Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Tax credits and other tax benefits	$ 682	$ 418	$ 373
Amortization expense	$ 590	$ 343	$ 293